Provisions - Silicosis Settlement Costs - Additional Information (Detail) R in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)
Disclosure of Provisions [line items]
Provisions	$ 18.3		$ 21.2		$ 25.1
Silicosis [Member]
Disclosure of Provisions [line items]
Provisions	18.3	R 268.6	$ 21.2	R 297.1
Nominal amount of provision	$ 23.1	R 339.3
Silicosis [Member] | Government bonds [member]
Disclosure of Provisions [line items]
Discount rate on government bonds	6.67%	6.67%	10.08%	10.08%